Schedule 1 - Condensed Balance Sheets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current assets
Cash and cash equivalents	¥ 1,574,171	$ 228,233	¥ 817,719	¥ 1,061,962
Short-term investments	2,130,377	308,876	1,969,362
Prepaid expense and other assets	342,468		369,794
Total current assets	5,690,619	825,064	5,033,042
Non-current assets
Long-term investments	11,969	1,735	11,812	2,741	¥ 4,734
Total non-current assets	231,604	33,579	217,557
Total assets	5,922,223	858,643	5,250,599
Current liabilities
Accrued expenses and other current liabilities	584,123	84,689	498,752
Total current liabilities	1,121,691	162,629	1,249,145
Total liabilities	1,156,095	167,618	1,277,173
Shareholders' Equity:
Common stock value	135	20	134
Additional paid-in capital	7,384,670	1,070,677	7,329,420
Accumulated other comprehensive (loss)/income	108,245	15,694	(21,492)
Accumulated deficit	(2,726,919)	(395,366)	(3,334,636)
Total shareholders' equity	4,766,128	691,025	3,973,426	¥ (1,657,024)	¥ (706,319)
Waterdrop Inc. [Member]
Current assets
Cash and cash equivalents	351,817	51,009	8,483
Short-term investments	310,799	45,062	414,921
Prepaid expense and other assets	81,162	11,768	14,993
Amount due from its subsidiaries and the consolidated VIEs	118,426	17,170	1,786
Total current assets	862,204	125,009	440,183
Non-current assets
Long-term investments	4,917,050	712,905	3,885,718
Total non-current assets	4,917,050	712,905	3,885,718
Total assets	5,779,254	837,914	4,325,901
Current liabilities
Accrued expenses and other current liabilities	7,380	1,070	3,734
Amount due to its subsidiaries and the consolidated VIEs	1,005,746	145,819	348,741
Total current liabilities	1,013,126	146,889	352,475
Total liabilities	1,013,126	146,889	352,475
Shareholders' Equity:
Treasury stock	(3)
Additional paid-in capital	7,384,670	1,070,677	7,329,420
Accumulated other comprehensive (loss)/income	108,245	15,694	(21,492)
Accumulated deficit	(2,726,919)	(395,366)	(3,334,636)
Total shareholders' equity	4,766,128	691,025	3,973,426
Total liabilities and shareholders' equity	5,779,254	837,914	4,325,901
Waterdrop Inc. [Member] | Class A ordinary shares [Member]
Shareholders' Equity:
Common stock value	¥ 135	$ 20	¥ 134